GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE - Disclosure of detailed information about general and administrative expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Aug. 31, 2022	Sep. 30, 2023
Selling, general and administrative expense [abstract]
Office and general	$ 18,271	$ 18,355
Wages and benefits	12,018	14,379
Professional fees	6,458	13,271
Depreciation and amortization	5,299	5,639
Travel and accommodation	519	788
Utilities	343	598
Total general and administrative expenses	$ 42,908	$ 53,030